SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Reclassifications) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Rental income						$ 429,636,000	$ 424,095,000
Loss on extinguishment of debt	$ (370,000)	$ 0	$ (4,752,000)	$ 0	$ (7,227,000)	(46,000)	(896,000)
Capital expenditure					17,722,000	7,297,000	13,315,000
Investment in real estate assets					6,165,000	11,905,000	307,385,000
Gain on disposition of real estate, net						19,200,000	320,700,000
Straight line rental income			2,083,000	3,338,000	$ 5,612,000	7,555,000	8,174,000
Provision for credit losses	6,100,000		6,900,000	$ 330,000
Tenant Reimbursements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for credit losses	$ 882,000		$ 1,000,000
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest and debt expense						97,900,000	90,700,000
Bad debt expenses						522,000	1,900,000
Straight line rental income						8,100,000	10,100,000
Previously Reported | Rental Revenue
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Rental income						371,200,000	371,900,000
Previously Reported | Tenant Reimbursements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Rental income						$ 58,400,000	$ 52,200,000